Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended
	Jun. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Lease Commitments		$ 248	$ 991
BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company [Member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Legal proceedings, class action claimed various monetary awards		1,900
Ongoing bank- wide [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Restructuring charges		$ 136	$ 336
Litigation Settlement Regarding Foreign Exchange Conversion Spreads [Member] | BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company [Member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Accrual of litigation settlement amount	$ 100